Share-Based Payments - Schedule of Number and Share Price of Restricted Stock Units (Details)	12 Months Ended
Dec. 31, 2020 shares € / shares
Employee Equity Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Ending Balance, Restricted Stock Units | shares	649,704
Ending Balance, Share price | € / shares	€ 66.43
LTI Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected to be allocated, Restricted Stock Units | shares	252,766
Expected to be allocated, Share price | € / shares	€ 66.43
LTI-plus Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected to be allocated, Restricted Stock Units | shares	396,938
Expected to be allocated, Share price | € / shares	€ 66.43